Intangible Assets and Goodwill - Summary of Goodwill Allocated to CGU (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	$ 786.9	$ 804.1
GMF
Disclosure of information for cash-generating units [line items]
Goodwill		149.6	153.1
EL
Disclosure of information for cash-generating units [line items]
Goodwill		$ 637.3	$ 651.0

[1]	The notes are an integral part of these consolidated financial statements.